Financial Obligations (Details) - PEN (S/)			1 Months Ended	12 Months Ended
	Jan. 08, 2019	Feb. 01, 2013	Nov. 26, 2018	Dec. 31, 2019	Dec. 31, 2018
Financial Obligations (Details) [Line Items]
Description of senior notes	the issuance of senior notes denominated in soles (the “Soles Senior Notes”) in the local market up to a maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of the Company, with the proceeds to be sued to pay the bridge loans described in second preceding paragraph. On January 31, 2019, Soles Senior Notes were issued for: i) S/260,000,000 at an interest rate of 6.688 percent per year and maturity of 10 years and ii) S/310,000,000 at an interest rate of 6.844 percent per year and maturity of 15 years.	Consequently, on February 1, 2013, the Company issued Senior Notes denominated in U.S. dollars with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000).	the Company acquired senior notes for an amount of US$168,388,000. Consequently, as of December 31, 2018, US$131,612,000 (S/436,557,000) in Senior Notes was outstanding. To finance this repurchase, the Company obtained medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were paid with the proceeds from the issuance of senior notes denominated in soles in January 2019, as described bellow.	the Company’s Management determined that it was not necessary to continue with all of the derivative financial instruments to hedge those liabilities. Accordingly, during December 2019, the Company settled US$150,000,000 of a total of US$300,000,000 of the previously outstanding derivative hedges that it had entered into in connection with the issuance of the Senior Notes. The loss from this settlement amounted to S/34,887,000, which is presented in “cumulative net loss on settlement of derivative financial instruments” in the consolidated statement of profit and loss for the year ended December 31, 2018.
Description of financial covenants ratio				The fixed charge covenant ratio of at least 2.5 to 1. -The consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.
Interest on senior notes				S/ 56,081,000	S/ 45,358,000
Bottom of range [member]
Financial Obligations (Details) [Line Items]
Maturity rate, current				2.35%
Top of range [member]
Financial Obligations (Details) [Line Items]
Maturity rate, current				4.64%